GENERAL (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Sep. 21, 2017
Disclosure of associates [line items]
Shares issued in initial public offering		27,178,839	27,047,737	5,037,664
Gross proceeds from initial public offering	$ 22,658
PolyHeal Ltd. [Member]
Disclosure of associates [line items]
Ownership percentage		8.00%